SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2015 | shares	3,580,793
Granted | shares	865,801
Exercised | shares	(1,108,649)
Forfeited | shares	(575,224)
Cancelled | shares	(11,137)
Outstanding at December 31, 2015 | shares	2,751,584
Exercisable | shares	849,528
Weighted average exercise price
Outstanding at January 1, 2015 | $ / shares	$ 23.54
Granted | $ / shares	28.47
Exercised | $ / shares	24.38
Forfeited | $ / shares	23.19
Cancelled | $ / shares	15.47
Outstanding at December 31, 2015 | $ / shares	24.59
Weighted average exercise price of options exercisable | $ / shares	$ 25.50
Weighted-average remaining contractual term (in years)
Outstanding at December 31	4 years 2 months 9 days
Exercisable	3 years 3 months
Aggregate intrinsic value
Outstanding at January 1, 2015 | $	$ 97,061
Outstanding at December 31, 2015 | $	90,058
Exercisable | $	$ 27,030